13. BORROWINGS AND FINANCING (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BorrowingsAndFinancingLineItems [Line Items]
New debts	R$ 8,116,247	R$ 10,149,381
Repayment	(6,448,658)	(11,775,093)	R$ (5,019,978)
Interest payment	(1,922,130)	R$ (2,039,112)
Prepayment [member]
BorrowingsAndFinancingLineItems [Line Items]
New debts	177,420
Repayment	(1,028,606)
Interest payment	(245,125)
Bonds, Perpetual Bonds, ACC and Facility [member]
BorrowingsAndFinancingLineItems [Line Items]
New debts	7,917,929
Repayment	(4,458,888)
Interest payment	(1,237,396)
BNDES/FINAME, Debentures, NCE and CCB [member]
BorrowingsAndFinancingLineItems [Line Items]
New debts	20,898
Repayment	(961,164)
Interest payment	R$ (439,609)